Revenues and segmented information	12 Months Ended
Jun. 30, 2019
Operating Segments [Abstract]
Revenues and segmented information

Revenues and segmented information
The Company operates production entities and offices throughout Canada, the United States and Europe. In evaluating performance, the Chief Operating Decision Maker ("CODM") does not distinguish or group its production, distribution and merchandising operations ("Content Business") on a geographic basis. The Company has determined that it has three reportable segments being the Content Business, CPLG, which manages copyrights, licensing and brands for third parties and DHX Television.

	Year Ended June 30, 2019
	CPLG	DHX Television	Content	Consolidated
	$	$	$	$
Revenues	14,320	52,469	373,011	439,800
Direct production costs and expense of film and television produced, and selling, general and administrative	14,254	27,886	269,803	311,943
Segment profit	66	24,583	103,208	127,857

Corporate selling, general and administrative				22,181
Amortization of property and equipment and intangible assets				22,651
Finance costs				52,236
Foreign exchange gain				(1,081)
Change in fair value of embedded derivative				(7,185)
Amortization of acquired and library content				14,431
Write-down of investment in film and television programs and acquired and library content and impairment of intangible assets				104,871
Development, integration and other				1,661
Loss before income taxes				(81,908)

	Year Ended June 30, 2018
	CPLG	DHX Television	Content	Consolidated
	$	$	$	$
Revenues	13,034	55,014	366,368	434,416
Direct production costs and expense of film and television produced, and selling, general and administrative	15,285	33,459	257,891	306,635
Segment profit/(loss)	(2,251)	21,555	108,477	127,781

Corporate selling, general and administrative				23,809
Amortization of property and equipment and intangible assets				24,174
Finance costs				50,109
Foreign exchange loss				7,700
Change in fair value of embedded derivative				(11,251)
Amortization of acquired and library content				15,916
Write-down of investment in film and television programs and acquired and library content				12,027
Development, integration and other				10,554
Loss before income taxes				(5,257)

The following table presents further components of revenue derived from the following areas:

	June 30, 2019	June 30, 2018
	$	$

Content
Production revenue	22,239	19,793
Distribution revenue	128,793	124,093
Merchandising and licensing and other revenue	160,252	144,712
Producer and service fee revenue	61,727	77,770

	373,011	366,368

DHX Television
Subscriber revenue	47,425	51,102
Promotion and advertising revenue	5,044	3,912

	52,469	55,014

CPLG
Third party brand representation revenue	14,320	13,034

	439,800	434,416

Of the Company’s $439,800 in revenues for the year ended June 30, 2019 (2018 - $434,416), $161,870 was attributable to the Company’s entities based in Canada (2018 - $168,038), $158,072 (2018 - $144,940) was attributable to the Company’s entities based in the USA, $107,525 (2018 - $109,024) was attributable to the Companies entities based in the UK and $12,333 (2018 - $12,414) was attributable to entities based outside of Canada, the USA and the UK.

As at June 30, 2019, the following non-current assets were attributable to the Company’s entities based in the USA: $21 of property and equipment, $353,305 of intangible assets, and $26,271 of goodwill (2018 - $67, $423,485, and $26,399, respectively). As at June 30, 2019, the following non-current assets were attributable to the Company’s entities based outside of Canada and the USA: $1,551 of property and equipment, $24,990 of intangible assets and $4,420 of goodwill (2018 - $1,872, $30,332, and $5,334 respectively). All other non-current assets were attributable to the Company’s entities based in Canada.